Loans Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loan Receivable [Abstract]
Schedule of Components of Loans Receivable

Loans receivable at March 31, 2013 and December 31, 2012 are summarized as follows:

	March 31,	December 31,
	2013	2012
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$445,243	460,821
Over four-family	514,566	514,363
Home equity	35,949	36,494
Construction and land	33,249	33,818
Commercial real estate	76,759	65,495
Consumer	128	132
Commercial loans	19,043	22,549
	$1,124,937	1,133,672

Loans receivable at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$460,821	496,736
Over four-family	514,363	552,240
Home equity	36,494	38,599
Construction and land	33,818	39,528
Commercial real estate	65,495	65,434
Consumer	132	109
Commercial loans	22,549	24,018
Total loans receivable	$1,133,672	1,216,664

Analysis of Past Due Loans Receivable

An analysis of past due loans receivable as of March 31, 2013 and December 31, 2012 follows:

	As of March 31, 2013
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$8,344	4,766	29,016	42,126	403,117	445,243
Over four-family	1,819	1,562	19,040	22,421	492,145	514,566
Home equity	914	105	448	1,467	34,482	35,949
Construction and land	—	763	2,140	2,903	30,346	33,249
Commercial real estate	258	—	665	923	75,836	76,759
Consumer	—	—	—	—	128	128
Commercial loans	—	841	511	1,352	17,691	19,043
Total	$11,335	8,037	51,820	71,192	1,053,745	1,124,937

	As of December 31, 2012
Mortgage loans:
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	—	2,180	2,267	31,551	33,818
Commercial real estate	290	—	668	958	64,537	65,495
Consumer	—	—	—	—	132	132
Commercial loans	—	—	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

(1)         Includes $4.9 million and $2.4 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

(2)         Includes $2.2 million and $2.8 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

(3)         Includes $7.1 million and $18.2 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

An analysis of past due loans receivable as of December 31, 2012 and 2011 follows:

	As of December 31, 2012
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	—	2,180	2,266	31,552	33,818
Commercial real estate	290	—	668	959	64,536	65,495
Consumer	—	—	—	—	132	132
Commercial loans	—	—	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

	As of December 31, 2011
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$12,650	5,536	40,001	58,187	438,549	496,736
Over four-family	13,044	2,630	8,946	24,620	527,620	552,240
Home equity	1,982	131	290	2,403	36,196	38,599
Construction and land	49	155	6,790	6,994	32,534	39,528
Commercial real estate	70	—	515	585	64,849	65,434
Consumer	8	—	—	8	101	109
Commercial loans	543	—	70	613	23,405	24,018
Total	$28,346	8,452	56,612	93,410	1,123,254	1,216,664

(1)         Includes $2.4 million and $4.6 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

(2)         Includes $2.8 million and $1.4 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

(3)         Includes $18.2 million and $15.7 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

Allowance for Loan Losses

A summary of the activity for the three months ended March 31, 2013 and 2012 in the allowance for loan losses follows:

	One- to Four- Family	Over Four- Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Three months ended March 31, 2013
Balance at beginning of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043
Provision (credit) for loan losses	2,055	(329)	(74)	39	132	(2)	(61)	1,760
Charge-offs	(3,642)	(137)	(78)	(7)	—	—	—	(3,864)
Recoveries	153	201	2	—	—	2	1	359
Balance at end of period	$16,385	7,469	1,947	1,355	1,391	30	721	29,298

Three months ended March 31, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision (credit) for loan losses	2,245	762	448	264	14	(1)	(57)	3,675
Charge-offs	(2,446)	(447)	(150)	(120)	(35)	—	—	(3,198)
Recoveries	116	4	7	—	—	—	13	140
Balance at end of period	$17,390	8,571	2,303	3,066	920	27	770	33,047

A summary of the activity for the years ended December 31, 2012, 2011 and 2010 in the allowance for loan losses follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Year ended December 31, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision for loan losses	6,149	534	559	(181)	1,500	6	(267)	8,300
Charge-offs	(6,472)	(1,108)	(485)	(1,668)	(1,182)	(4)	(59)	(10,978)
Recoveries	667	56	25	250	—	—	293	1,291
Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Year ended December 31, 2011
Balance at beginning of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175
Provision for loan losses	12,567	5,331	1,429	1,346	998	9	397	22,077
Charge-offs	(11,553)	(3,996)	(634)	(1,745)	(734)	(10)	(619)	(19,291)
Recoveries	311	40	7	69	6	1	35	469
Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Year ended December 31, 2010
Balance at beginning of period	$17,875	5,208	1,642	2,635	720	43	371	28,494
Provision for loan losses	15,054	5,053	170	2,934	525	(3)	2,099	25,832
Charge-offs	(16,906)	(3,439)	(619)	(2,319)	(575)	(13)	(1,470)	(25,341)
Recoveries	127	55	3	2	1	1	1	190
Balance at end of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175

Schedule of Allowance for Loan Loss for Loans Evaluated Individually and Collectively For Impairment

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of March 31, 2013 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$5,190	2,383	951	377	228	—	331	9,460
Allowance related to loans collectively evaluated for impairment	11,195	5,086	996	978	1,163	30	390	19,838

Balance at end of period	$16,385	7,469	1,947	1,355	1,391	30	721	29,298

Loans individually evaluated for impairment	$56,498	25,794	2,221	4,429	665	22	1,352	90,981

Loans collectively evaluated for impairment	388,745	488,772	33,728	28,820	76,094	106	17,691	1,033,956
Total gross loans	$445,243	514,566	35,949	33,249	76,759	128	19,043	1,124,937

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$7,058	3,268	1,033	377	341	—	331	12,408

Allowance related to loans collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$7,058	3,268	1,033	377	341	—	331	12,408
Allowance related to loans collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2011 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$5,707	3,719	803	2,077	—	—	269	12,575
Allowance related to loans collectively evaluated for impairment	11,768	4,533	1,195	845	941	28	545	19,855

Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Loans individually evaluated for impairment	$68,321	40,783	2,227	8,436	515	—	1,115	121,397

Loans collectively evaluated for impairment	428,415	511,457	36,372	31,092	64,919	109	22,903	1,095,267
Total gross loans	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

Internal Risk Rating of Loans Receivable

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of March 31, 2013 and December 31, 2012:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
At March 31, 2013
Substandard	$51,706	19,696	2,637	3,665	665	22	1,364	79,755

Watch	15,550	18,464	1,558	2,891	2,005	—	1,331	41,799

Pass	377,987	476,406	31,754	26,693	74,089	106	16,348	1,003,383
	$445,243	514,566	35,949	33,249	76,759	128	19,043	1,124,937

At December 31, 2012
Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266

Watch	17,082	14,157	606	2,803	1,234	—	964	36,846

Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of December 31, 2012 and 2011:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
At December 31, 2012

Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266

Watch	17,082	14,157	606	2,803	1,234	—	964	36,846

Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

	(In Thousands)
At December 31, 2011

Substandard	$68,566	37,502	3,188	8,436	1,114	—	1,116	119,922

Watch	14,341	16,993	721	6,199	1,549	—	1,108	40,911

Pass	413,829	497,745	34,690	24,893	62,771	109	21,794	1,055,831
	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

Impaired Loan Receivables

The following tables present data on impaired loans at March 31, 2013 and December 31, 2012.

	As of or for the Three Months Ended March 31, 2013
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$23,875	24,097	5,190	222	24,445	226
Over four-family	16,030	16,275	2,383	245	16,732	214
Home equity	1,463	1,463	951	—	1,539	10
Construction and land	2,315	2,315	377	—	2,315	15
Commercial real estate	228	594	228	366	594	—
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	3
	45,263	46,096	9,460	833	46,977	468

Total Impaired with no Reserve

One- to four-family	32,623	38,246	—	5,623	38,154	271
Over four-family	9,764	9,929	—	165	10,489	5
Home equity	758	924	—	166	934	3
Construction and land	2,114	3,579	—	1,465	3,579	1
Commercial real estate	437	461	—	24	472	2
Consumer	22	22	—	—	23	—
Commercial	—	—	—	—	—	—
	45,718	53,161	—	7,443	53,651	282

Total Impaired

One- to four-family	56,498	62,343	5,190	5,845	62,599	497
Over four-family	25,794	26,204	2,383	410	27,221	219
Home equity	2,221	2,387	951	166	2,473	13
Construction and land	4,429	5,894	377	1,465	5,894	16
Commercial real estate	665	1,055	228	390	1,066	2
Consumer	22	22	—	—	23	—
Commercial	1,352	1,352	331	—	1,352	3
	$90,981	99,257	9,460	8,276	100,628	750

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	—	1,615	74
Construction and land	2,316	2,316	377	—	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	42
	52,479	53,489	12,408	1,010	54,872	1,840

Total Impaired with no Reserve

One- to four-family	28,410	31,315	—	2,905	31,358	1,175
Over four-family	10,884	11,179	—	295	11,649	549
Home equity	583	749	—	166	755	14
Construction and land	2,154	3,655	—	1,501	3,656	5
Commercial real estate	437	461	—	24	473	12
Consumer	24	24	—	—	24	1
Commercial	—	—	—	—	—	—
	42,492	47,383	—	4,891	47,915	1,756

Total Impaired

One- to four-family	57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	—	—	24	1
Commercial	1,352	1,352	331	—	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The following tables present data on impaired loans at December 31, 2012 and 2011.

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	—	1,615	74
Construction and land	2,316	2,316	377	—	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	42
	$52,479	53,489	12,408	1,010	54,872	1,840

Total Impaired with no Reserve

One- to four-family	$28,410	31,315	—	2,905	31,358	1,175
Over four-family	10,884	11,179	—	295	11,649	549
Home equity	583	749	—	166	755	14
Construction and land	2,154	3,655	—	1,501	3,656	5
Commercial real estate	437	461	—	24	473	12
Consumer	24	24	—	—	24	1
Commercial	—	—	—	—	—	—
	$42,492	47,383	—	4,891	47,915	1,756

Total Impaired

One- to four-family	$57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	—	—	24	1
Commercial	1,352	1,352	331	—	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The difference between a loan’s recorded investment and the unpaid principal balance represents a partial charge-off resulting from a confirmed loss due to the value of the collateral securing the loan being below the loan balance and management’s assessment that the full collection of the loan balance is not likely.

When a loan is considered impaired, interest payments received are treated as interest income on a cash basis as long as the remaining book value of the loan (i.e., after charge-off of all identified losses) is deemed to be fully collectible. If the remaining book value is not deemed to be fully collectible, all payments received are applied to unpaid principal. Determination as to the ultimate collectability of the remaining book value is supported by an updated credit department evaluation of the borrower’s financial condition and prospects for repayment, including consideration of the borrower’s sustained historical repayment performance and other relevant factors.

	As of or for the Year Ended December 31, 2011
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$25,735	25,913	5,707	178	26,093	579
Over four-family	21,268	21,648	3,719	380	21,846	761
Home equity	1,428	1,428	803	—	1,448	2
Construction and land	6,543	6,543	2,077	—	6,543	113
Commercial real estate	—	—	—	—	—	—
Commercial	1,033	1,033	269	—	1,037	42
	$56,007	56,565	12,575	558	56,967	1,497

Total Impaired with no Reserve

One- to four-family	$42,586	48,482	—	5,896	48,552	1,448
Over four-family	19,515	21,264	—	1,749	21,535	780
Home equity	799	799	—	—	833	3
Construction and land	1,893	3,413	—	1,520	3,413	60
Commercial real estate	515	539	—	24	538	17
Commercial	82	100	—	18	90	—
	$65,390	74,597	—	9,207	74,961	2,308

Total Impaired

One- to four-family	$68,321	74,395	5,707	6,074	74,645	2,027
Over four-family	40,783	42,912	3,719	2,129	43,381	1,541
Home equity	2,227	2,227	803	—	2,281	5
Construction and land	8,436	9,956	2,077	1,520	9,956	173
Commercial real estate	515	539	—	24	538	17
Commercial	1,115	1,133	269	18	1,127	42
	$121,397	131,162	12,575	9,765	131,928	3,805

Troubled Debt Restructurings on Loan Receivables

The following presents data on troubled debt restructurings:

	As of March 31, 2013
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$13,212	21	$15,942	85	$29,154	106
Over four-family	6,727	5	16,024	8	22,751	13
Home equity	—	—	975	3	975	3
Construction and land	2,171	2	78	1	2,249	3
Commercial real estate	—	—	665	2	665	2

	$22,110	28	$33,684	99	$55,794	127

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	—	—	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	—	—	668	2	668	2
	$16,011	23	$43,610	114	$59,621	137

The following presents data on troubled debt restructurings:

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	—	—	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	—	—	668	2	668	2

	$16,011	23	$43,610	114	$59,621	137

	As of December 31, 2011
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$8,293	26	$26,773	93	$35,066	119
Over four-family	14,845	13	2,453	8	17,298	21
Home equity	43	1	1,024	4	1,067	5
Construction and land	1,408	1	79	1	1,487	2
Commercial real estate	—	—	452	1	452	1
Commercial	—	—	42	2	42	2

	$24,589	41	$30,823	109	$55,412	150

Schedule of Troubled Debt Restructurings by Concession Type

The following presents troubled debt restructurings by concession type as of March 31, 2013 and December 31, 2012:

	As of March 31, 2013
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$24,809	70	2,266	9	27,075	79
Principal forbearance	17,374	11	347	1	17,721	12
Interest reduction	7,694	10	3,304	26	10,998	36
	$49,877	91	5,917	36	55,794	127

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$26,051	77	2,770	11	28,821	88
Principal forbearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	4,012	14	59,621	137

The following presents troubled debt restructurings by concession type at December 31, 2012 and 2011:

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forebearance	$26,051	77	2,770	11	28,821	88
Principal forebearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	4,012	14	59,621	137

	As of December 31, 2011
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forebearance	$22,752	61	6,564	22	29,316	83
Principal forebearance	3,894	29	1,771	9	5,665	38
Interest reduction	20,006	27	425	2	20,431	29
	$46,652	117	8,760	33	55,412	150

Schedule of Data on Troubled Debt Restructurings

The following presents data on troubled debt restructurings as of March 31, 2013:

	For the Three Months Ended March 31, 2013		For the Three Months Ended March 31, 2012
	Amount	Number	Amount	Number
	(dollars in thousands)		(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$343	3	$2,971	7
	$343	3	$2,971	7

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	$—	—	$520	1
	$—	—	$520	1

The following presents data on troubled debt restructurings:

	For the Year Ended
	December 31, 2012		December 31, 2011
	Amount	Number	Amount	Number
	(dollars in thousands)		(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$14,821	27	$23,049	86
Over four-family	18,520	8	10,340	12
Home equity	12	1	1,062	3
Land and construction	764	1	—	—
	$34,117	37	$34,451	101

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	—	—	$702	6
	$—	—	$702	6

Schedule of Loans Receivables, Non Accrual Status

The following table presents data on non-accrual loans as of March 31, 2013 and December 31, 2012:

	March 31,	December 31,
	2013	2012
	(Dollars in Thousands)
Non-accrual loans:
Residential
One- to four-family	$41,985	46,467
Over four-family	19,067	23,205
Home equity	1,539	1,578
Construction and land	2,175	2,215
Commercial real estate	665	668
Consumer	22	24
Commercial	511	511
Total non-accrual loans	$65,964	74,668

Total non-accrual loans to total loans receivable	5.86%	6.59%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	7.83%	8.00%
Total non-accrual loans to total assets	4.05%	4.50%

The following table presents data on non-accrual loans:

	As of December 31,
	2012	2011
	(Dollars in Thousands)
Residential
One- to four-family	$46,467	$55,609
Over four-family	23,205	13,680
Home equity	1,578	1,334
Construction and land	2,215	6,946
Commercial real estate	668	514
Commercial	511	135
Consumer	24	—
Total non-accrual loans	$74,668	$78,218

Total non-accrual loans to total loans, net	6.59%	6.43%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	8.00%	8.45%
Total non-accrual loans to total assets	4.50%	4.57%